Schedule of Investments - Virtus Private Credit Strategy ETF

July 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 57.3%
Financials - 57.3%
Ares Capital Corp.(1)	18,080	$339,181
Bain Capital Specialty Finance, Inc.(1)	32,810	407,500
Barings BDC, Inc.(1)	46,262	381,661
BCP Investment Corp.	39,887	287,186
BlackRock TCP Capital Corp.	258,829	841,194
Blackstone Secured Lending Fund(1)	17,889	413,236
Capital Southwest Corp.(1)	16,171	381,474
Carlyle Secured Lending, Inc.(1)	46,857	468,101
CION Investment Corp.(1)	108,061	644,044
Crescent Capital BDC, Inc.(1)	47,621	520,497
Fidus Investment Corp.(1)	22,003	434,339
FS KKR Capital Corp.	74,745	790,055
Gladstone Capital Corp.(1)	19,977	372,971
Gladstone Investment Corp.	22,223	358,901
Goldman Sachs BDC, Inc.(1)	67,747	583,302
Golub Capital BDC, Inc.(1)	31,259	401,053
Hercules Capital, Inc.	25,577	419,974
Horizon Technology Finance Corp.(1)	252,455	1,090,606
Main Street Capital Corp.(1)	5,161	280,810
MidCap Financial Investment Corp.(1)	43,045	411,510
Morgan Stanley Direct Lending Fund(1)	24,668	360,399
MSC Income Fund, Inc.(1)	33,217	371,698
New Mountain Finance Corp.(1)	67,254	463,380
Nuveen Churchill Direct Lending Corp.	26,180	317,302
Oaktree Specialty Lending Corp.(1)	46,824	543,627
OFS Capital Corp.	90,189	303,035
Oxford Square Capital Corp.(1)	239,321	370,948
PennantPark Floating Rate Capital Ltd.(1)	58,934	409,002
PennantPark Investment Corp.	216,246	711,449
Prospect Capital Corp.(1)	428,612	912,944
Runway Growth Finance Corp.(1)	121,023	660,786
Saratoga Investment Corp.(1)	20,757	396,459
Sixth Street Specialty Lending, Inc.	22,230	381,467
SLR Investment Corp.(1)	30,547	384,281
Stellus Capital Investment Corp.(1)	62,135	466,012
TriplePoint Venture Growth BDC Corp.(1)	53,323	241,020
WhiteHorse Finance, Inc.	41,578	265,476
Total Financials		17,386,880
Total Common Stocks
(Cost $26,490,931)		17,386,880
CLOSED-END FUNDS(2) - 37.2%
Ares Dynamic Credit Allocation Fund, Inc.	27,117	335,708
BlackRock Debt Strategies Fund, Inc.(1)	39,931	376,150
BlackRock Floating Rate Income Trust	39,777	430,785
BlackRock Income Trust, Inc.	32,326	329,079
BlackRock Limited Duration Income Trust	28,365	355,697
BlackRock Technology and Private Equity Term Trust	34,761	279,826
Blackstone Senior Floating Rate Term Fund	24,177	313,092
Blackstone Strategic Credit Term Fund	27,390	305,946
Eagle Point Credit Co.(1)	348,534	1,348,826
Eaton Vance Floating-Rate Income Trust	33,745	358,709
Eaton Vance Senior Income Trust(1)	78,410	389,698
First Trust Senior Floating Rate Income Fund II	40,444	390,285
FS Credit Opportunities Corp.(1)	96,005	475,225
Invesco Senior Income Trust	176,549	524,350
KKR Income Opportunities Fund	38,341	422,134
Nuveen Credit Strategies Income Fund	89,789	427,396

Security Description	Shares	Value
CLOSED-END FUNDS(2) (continued)
Nuveen Floating Rate Income Fund(1)	57,539	$443,626
OFS Credit Co., Inc.	392,323	965,115
Oxford Lane Capital Corp.(1)	153,504	1,406,097
Sound Point Meridian Capital, Inc.	52,537	544,283
XAI Floating Rate & Alternative Income Trust	45,722	860,031
Total Closed-End Funds
(Cost $16,645,090)		11,282,058
SECURITIES LENDING COLLATERAL - 21.8%
Money Market Fund - 21.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(3)(4)
(Cost $6,605,828)	6,605,828	6,605,828

TOTAL INVESTMENTS - 116.3%
(Cost $49,741,849)		35,274,766
Liabilities in Excess of Other Assets - (16.3)%		(4,936,764)
Net Assets - 100.0%		$30,338,002

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $8,888,608; total market value of collateral held by the Fund was $9,134,054. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,528,226.
(2)	Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2026.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

July 31, 2026 (unaudited)

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Financials	57.3%
Closed-End Funds	37.2%
Money Market Fund	21.8%
Liabilities in Excess of Other Assets	(16.3)%
Total	100.0%

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$17,386,880	$—	$—	$17,386,880
Closed-End Funds	11,282,058	—	—	11,282,058
Money Market Fund	6,605,828	—	—	6,605,828
Total	$35,274,766	$—	$—	$35,274,766